Long-term debt (Details 3) (USD $)	9 Months Ended
Sep. 30, 2011
Annual interest rates on long-term debt
Long-term debt	$ 22,922,000,000
Average cost of all derivative transactions (as a percent)	3.31%
Total cost of derivative transactions	6,137,000
Amount which includes above original interest rate	5,154,000
Interest rate of unconditionally guaranteed notes (as a percent)	3.08%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	4,365,000,000
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	2,198,000,000
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	8,816,000,000
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	3,394,000,000
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	93,000,000
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	3,976,000,000
Variable Perpetual Notes
Annual interest rates on long-term debt
Long-term debt	$ 80,000,000
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.71%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	7.10%